Commercial Paper and Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Due October 2020 Senior Unsecured Notes	Oct. 25, 2010 Due October 2020 Senior Unsecured Notes	Oct. 25, 2010 Due October 2020 Fixed Rate 3.875 Percent	Dec. 31, 2010 Due October 2040 Senior Unsecured Notes	Oct. 25, 2010 Due October 2040 Fixed Rate 5.700 Percent	Dec. 31, 2010 Due February 2018 Fixed Rate 6.0 Percent	Feb. 29, 2008 Due February 2018 Fixed Rate 6.0 Percent	Dec. 31, 2010 Due February 2013 Fixed Rate 4.9 Percent	Feb. 29, 2008 Due February 2013 Fixed Rate 4.9 Percent	Dec. 31, 2010 Due February 2038 Fixed Rate 6.9 Percent	Feb. 29, 2008 Due February 2038 Fixed Rate 6.9 Percent	Dec. 31, 2010 Commercial paper	Dec. 31, 2010 Revolving Credit Facility	Dec. 31, 2010 Revolving Credit Facility Minimum	Dec. 31, 2010 Revolving Credit Facility Maximum	Dec. 31, 2010 Senior Unsecured Notes	Feb. 05, 2010 Senior Unsecured Notes	Feb. 29, 2008 Senior Unsecured Notes	Dec. 31, 2010 Senior Unsecured Floating-rate Notes Due February 2011	Feb. 29, 2008 Senior Unsecured Floating-rate Notes Due February 2011
Maturity of commercial paper, in days													270
Interest rate													0.40%		0.50%	0.70%
Five-year revolving bank credit facility, which matures in May 2012														$ 2,500,000,000
Maximum percentage of indebtedness to total net capital bank covenant														50.00%
Banks with which the company has bank credit facility														23
Amounts outstanding under the bank credit facility														0
Principal amount of certain outstanding notes, cash tender offers																		775,000,000
Debt instrument, interest rate, stated percentage				3.875%		5.70%		6.00%		4.90%		6.90%
Debt instrument issuance date																	2/15/2008
Senior unsecured notes			$ 750,000,000	$ 450,000,000		$ 300,000,000		$ 1,100,000,000		$ 550,000,000		$ 1,100,000,000							$ 3,000,000,000		$ 250,000,000
Debt instrument maturity date		Oct. 15, 2020			Oct. 15, 2040		Feb. 15, 2018		Feb. 15, 2013		Feb. 15, 2038			May 15, 2012						Feb. 15, 2011
Maturity ranges of interest rate swap contracts	March 2011 through March 2016 and June 2017 through October 2020